FINANCE INCOME (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis Of Income And Expense [Abstract]
Interest on loans and receivables	R 21,800,000	R 23,600,000
Growth in environmental rehbilitation trust funds	7,500,000	7,500,000	R 6,500,000
Growth in reimbursive right	(8,800,000)	(8,900,000)	(8,000,000)
Unwinding of long term receivables	700,000
Finance income	R 38,800,000	R 40,000,000	R 36,800,000